Note 3 - Investment Securities (Detail) - Available For Sale Securities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value		$ 586,000
Unrealized Losses		64,000
Fair Value	1,479,000	990,000
Unrealized Losses	2,711,000	2,543,000
Fair Value	1,479,000	1,576,000
Unrealized Losses	2,711,000	2,607,000
Collateralized Mortgage Backed Securities [Member]
Fair Value	0
Unrealized Losses	0
Fair Value	0
Unrealized Losses	0
Fair Value	0
Unrealized Losses	0
US States and Political Subdivisions Debt Securities [Member]
Fair Value	0
Unrealized Losses	0
Fair Value	0
Unrealized Losses	0
Fair Value	0
Unrealized Losses	0
Other Debt Obligations [Member]
Fair Value		586,000
Unrealized Losses		64,000
Fair Value	1,479,000	990,000
Unrealized Losses	2,711,000	2,543,000
Fair Value	1,479,000	1,576,000
Unrealized Losses	$ 2,711,000	$ 2,607,000